Note 7 - Commitments and Contingencies	12 Months Ended
Mar. 31, 2014
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies Disclosure [Text Block]

Note 7. Commitments and Contingencies

Leases

Vision rents its facilities in Orangeburg, NY (“Orangeburg”) and Natick, MA (“Natick”) from non-related parties. Vision occupies 20,500 square feet in its facility in Orangeburg under a lease, amended in April 2009, which expires in August 2015. Vision’s Natick facility occupies 9,835 square feet under a lease, amended in January 2014, which expires in August 2015. Vision also leases some office and production equipment under leases that expire in August 2014.

The following table summarizes the future minimum lease commitments under all operating and capital leases as of March 31, 2014:

Fiscal Year Ending March 31,	Office Lease Commitments	Capital Lease Obligations
2015	$471	$22
2016	196	—
Total future minimum lease payments	$667	22
Less—amount representing interest		—
Present value of future payments		$22

Total rent expense was approximately $488 thousand and $496 thousand in fiscal years 2014 and 2013, respectively. Certain of Vision’s leases contain purchase and/or renewal options.

Litigation

As of March 31, 2014, Vision had no material legal proceedings to which Vision, or any of its subsidiaries, are a party or to which any of its properties are subject.